UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08659

The Henssler Funds Inc.
(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia	30144
(Address of principal executive offices)	(Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144
(Name and address of agent for service)

With copy to: Paul, Hastings, Janofsky & Walker LLP 600 Peachtree Street, N.E. 24 Floor Atlanta, GA 30308

Registrant’s telephone number, including area code:	(800) 936-3863

Date of fiscal year end:	April 30

Date of reporting period:	November 1, 2009 – January 31, 2010

Item 1 — Schedule of Investments.

THE HENSSLER EQUITY FUND SCHEDULE OF INVESTMENTS

(Unaudited)	January 31, 2010

	Shares	Value
COMMON STOCKS - 92.08%
Communications - 1.72%
Media - 1.72%
The McGraw-Hill Cos, Inc.	67,000	$2,375,150

Total Communications		2,375,150
Consumer Discretionary - 11.78%
Auto Manufacturers - 1.06%
Honda Motor Co. Ltd.-ADR	43,000	1,458,130

Multimedia - 2.81%
The Walt Disney Co.	130,825	3,865,879

Retail - Apparel - 1.30%
V.F. Corp.	24,900	1,793,547

Retail - Building Products - 1.12%
Lowe’s Companies, Inc.	71,100	1,539,315

Retail - Jewelry - 1.56%
Tiffany & Co.	53,000	2,152,330

Retail - Major Department Stores - 2.87%
Costco Wholesale Corp.	31,000	1,780,330
Wal-Mart Stores, Inc.	40,700	2,174,601
		3,954,931
Retail - Restaurant - 1.06%
McDonald’s Corp.	23,500	1,467,105

Total Consumer Discretionary		16,231,237
Consumer Staples - 9.99%
Beverages - Non-Alcoholic - 1.73%
PepsiCo, Inc.	39,975	2,383,310

Consumer Products - Miscellaneous - 2.13%
Church & Dwight Co., Inc.	48,600	2,930,094

Cosmetics & Toiletries - 1.93%
The Procter & Gamble Co.	43,300	2,665,115

Food - Diversified - 1.24%
H.J. Heinz Co. Ltd.	39,000	1,701,570

Retail - Drug Stores - 2.96%
Walgreen Co.	113,170	4,079,778

Total Consumer Staples		13,759,867
Energy - 9.25%
Oil & Gas - 5.57%
Apache Corp.	51,100	5,047,147
Murphy Oil Corp.	51,500	2,630,620
		7,677,767
Oil Company - Integrated - 3.68%
Exxon Mobil Corp.	46,814	3,016,226
Total S.A.-ADR	35,500	2,044,445
		5,060,671
Total Energy		12,738,438

Financials - 11.60%
Commercial Banks-Southern U.S. - 1.81%
Cullen/Frost Bankers, Inc.	48,500	2,489,020

Finance - Credit Card - 1.94%
American Express Co.	71,000	2,673,860

Insurance - 1.44%
Aflac, Inc.	41,100	1,990,473

Investment Management & Advisory Services - 2.63%
T. Rowe Price Group, Inc.	73,100	3,627,222

Money Center Banks - 3.78%
The Bank of New York Mellon Corp.	91,275	2,655,190
Wells Fargo & Co.	89,600	2,547,328
		5,202,518
Total Financials		15,983,093
Healthcare - 14.24%
Healthcare Equipment & Supplies - 2.74%
Medtronic, Inc.	35,500	1,522,595
Varian Medical Systems, Inc.(1)	44,700	2,247,963
		3,770,558
Medical - Drugs - 4.06%
Teva Pharmaceutical Industries Ltd.-ADR	98,675	5,596,846

Medical - Instruments - 1.42%
Stryker Corp.	37,800	1,962,576

Medical - Products - 6.02%
Alcon, Inc.	8,265	1,286,943
Baxter International, Inc.	28,700	1,652,833
Johnson & Johnson	85,070	5,347,500
		8,287,276
Total Healthcare		19,617,256
Industrials - 13.77%
Aerospace & Defense - 2.11%
The Boeing Co.	25,350	1,536,210
Northrop Grumman Corp.	24,300	1,375,380
		2,911,590
Diversified Industrials - 6.76%
3M Co.	25,000	2,012,250
General Electric Co.	264,035	4,245,683
Illinois Tool Works, Inc.	70,100	3,055,659
		9,313,592
Electric Products - 2.49%
Emerson Electric Co.	82,500	3,427,050

Engineering & Construction — 0.79%
Fluor Corp.	24,000	1,088,160

Transportation Services - 1.62%
C.H. Robinson Worldwide, Inc.	39,400	2,231,222

Total Industrials		18,971,614
Information Technology - 18.60%
Business Software & Services - 2.54%
Accenture PLC	38,800	1,590,412
Jack Henry & Associates, Inc.	87,000	1,910,520
		3,500,932
Computer - Micro - 6.11%
Apple, Inc.(1)	22,900	4,399,548
International Business Machines Corp.	32,800	4,014,392
		8,413,940

Computer Software - 2.57%
ANSYS, Inc.(1)	84,500	3,537,170

Data Processing & Management - 1.95%
Automatic Data Processing, Inc.	66,000	2,692,140

Internet - 1.32%
Google, Inc., Class A(1)	3,430	1,815,910

Networking Products - 2.70%
Cisco Systems, Inc.(1)	165,300	3,714,291

Software — 1.41%
Oracle Corp.	84,500	1,948,570

Total Information Technology		25,622,953
Utilities - 1.13%
Electric - 1.13%
Southern Co.	48,800	1,561,600

Total Utilities		1,561,600

TOTAL COMMON STOCKS (COST $104,391,916)		126,861,208

EXCHANGE TRADED FUNDS — 6.45%
Chemical - Diversified - 2.17%
Materials Select Sector SPDR Fund	99,350	2,996,396

Money Center Banks - 2.52%
iShares Dow Jones U.S. Regional Banks Index Fund	153,000	3,466,980

Oil Company - Integrated - 1.76%
Energy Select Sector SPDR Fund	44,300	2,418,337

TOTAL EXCHANGE TRADED FUNDS (COST $7,254,842)		8,881,713

SHORT TERM INVESTMENTS - 1.53%
Fifth Third Institutional Money Market Fund, 7 Day Yield, 0.07%	2,104,817	2,104,817

TOTAL SHORT TERM INVESTMENT (COST $2,104,817)		2,104,817

TOTAL INVESTMENT (100.06%) (COST $113,751,575)		137,847,738

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.06%)		(81,822)

TOTAL NET ASSETS (100.00%)		$137,765,916

(1)     Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipts.

PLC — Public Limited Company.

S.A. — Generally designates corporations in various countries, mostly those in civil law.

SPDR - Standard & Poor’s 500 Depositary Receipts.

See Notes to Quarterly Schedule of Investments.

Notes to Quarterly Statement of Investments

1.     ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund’s investment strategy is to seek growth of capital. The Fund became effective with the SEC on June 8, 1998 and commenced operations on June 10, 1998.

The following is a summary of significant accounting policies consistently followed by The Fund.

a)          Investment Valuation — Equity securities listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price. Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share. Valuations of variable and fixed income securities are supplied by independent pricing services approved by The Fund’s Board of Directors (the “Board”). Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board. Securities with maturities of sixty (60) days or less are valued at amortized cost.

b)         Federal Income Taxes — No provision for federal income taxes has been made since The Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve The Fund from all federal income taxes.

As of April 30, 2009, The Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, The Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2005.

c)          Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions to shareholders are recorded on the ex-dividend date.

d)         Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

e)          Reclassifications — Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

f)            New Accounting Pronouncements — In June 2009, the Financial Accounting Standards Board (“FASB”) issued FASB ASC 105 (formerly FASB Statement No. 168), establishing the FASB Accounting Standards CodificationTM (ASC) as the source of authoritative generally accepted accounting principles (GAAP) to be applied by nongovernmental entities. FASB ASC 105 is effective for annual and interim periods ending after September 15, 2009, and the Company has updated its references to GAAP in this report in accordance with the provisions of this pronouncement. The implementation of FASB ASC 105 did not have a material effect on its financial position or results of operations.

In April 2009, the FASB issued FASB ASC 820-10-65 (formerly FASB Staff Position No. FAS 157-4), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This standard applies to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements, with certain defined exceptions, and provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. ASC 820-10-65 is effective for interim reporting periods ending after June 15, 2009. The implementation of ASC 820-10-65 did not have a material effect on the Company’s financial position or results of operations.

g)         Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

h)         Fair Value Measurements and Disclosures — The Fund discloses the classification of its fair value measurements following the three-tier hierarchy established by the FASB. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of The Fund’s investments as of the received reporting period end. The designated input levels are not necessarily an indication of the perceived risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 — Quoted prices in active markets for identical investments

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including The Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value The Fund’s investments as of January 31, 2010.

Valuation Inputs Investments	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices
Common Stocks	$126,861,208	—
Exchange Traded Funds	8,881,713	—
Short Term Investment	2,104,817	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$137,847,738	—

*         Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the nine months ended January 31, 2010, The Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

2.     UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (Tax Basis)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at January 31, 2010 were as follows:

Gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$27,225,841
Gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(3,294,657)
Net unrealized appreciation.	$23,931,184
Tax Cost	$113,916,554

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive Officer

Date:	March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive Officer

Date:	March 1, 2010

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Treasurer, Principal Financial Officer

Date:	March 1, 2010

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